Stockholders' Equity - Schdule of Expiration of Outstanding Warrants (Details) - Warrant [Member] - Photomedex, Inc. [Member] - $ / shares	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of Warrants	64,500	64,500	70,950
Weighted Average Exercise Price	$ 11.25	$ 11.25	$ 18.05
2017 [Member]
Number of Warrants	64,500
Weighted Average Exercise Price	$ 11.25